UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-09205

      Advantage Advisers Xanthus Fund, L.L.C.
(Exact name of registrant as specified in charter)

200 Park Avenue, 24th Floor
      New York, NY 10166
(Address of principal executive offices) (Zip code)

Kenneth Gerstein
Schulte, Roth and Zabel LLP
919 3rd Avenue, 24th Floor
          New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-667-4225

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited)

Shares			September 30, 2011 FairValue

	Investment In Securities – 106.08%
	Common Stock – 106.08%
	United States – 71.89%
	Apparel Manufacturers – 2.85%
611,300	Coach, Inc.	(a)	$31,683,679

	Applications Software – 7.63%
1,133,565	Quest Software, Inc.*	(a)	18,001,012
1,125,600	Red Hat, Inc.*	(a)	47,567,856
169,000	Salesforce.com, Inc.*		19,313,320

			84,882,188

	Commercial Services - Finance – 3.57%
367,600	FleetCor Technologies, Inc.*	(a)	9,653,176
864,875	Verisk Analytics, Inc., Class A*	(a)	30,071,704

			39,724,880

	Computer Aided Design – 1.15%
835,400	Aspen Technology, Inc.*		12,756,558

	Computers – 7.16%
208,960	Apple, Inc.*	(a)	79,651,373

	Computers - Memory Devices – 6.02%
1,627,500	EMC Corp.*	(a)	34,161,225
813,021	SanDisk Corp.*	(a)	32,805,397

			66,966,622

	Decision Support Software – 0.28%
479,700	DemandTec, Inc.*		3,137,238

	E-Commerce / Products – 3.10%
159,500	Amazon.com, Inc.*		34,488,685

	Electronic Components - Semiconductors – 6.47%
393,900	Altera Corp.	(a)	12,419,667
141,806	AXT, Inc.*		714,702
380,800	Broadcom Corp., Class A		12,676,832
61,400	Ceva, Inc.*		1,492,634
561,400	Omnivision Technologies, Inc.*	(a)	7,882,056
1,278,370	Silicon Image, Inc.*		7,504,032

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Instruments (Unaudited) (continued)

Shares			September 30, 2011 FairValue

	Common Stock – (continued)
	United States – (continued)
	Electronic Components - Semiconductors (continued)
1,067,500	Xilinx, Inc.	(a)	$29,292,200

			71,982,123

	Electronic Design Automation – 5.38%
1,944,700	Cadence Design Systems, Inc.*	(a)	17,969,028
1,717,642	Synopsys, Inc.*	(a)	41,841,759

			59,810,787

	Enterprise Software / Services – 4.29%
1,047,386	Ariba, Inc.*	(a)	29,023,066
863,630	QLIK Technologies, Inc.*		18,706,226

			47,729,292

	Internet Infrastructure Software – 4.06%
2,016,700	TIBCO Software, Inc.*	(a)	45,153,913

	Networking Products – 0.91%
552,100	Polycom, Inc.*		10,142,077

	Retail - Discount – 3.97%
329,300	Costco Wholesale Corp.	(a)	27,042,116
228,530	Dollar Tree, Inc.*		17,164,888

			44,207,004

	Semiconductor Components - Integrated Circuits – 6.53%
1,085,800	Analog Devices, Inc.	(a)	33,931,250
1,661,120	Maxim Integrated Products, Inc.	(a)	38,753,930

			72,685,180

	Semiconductor Equipment – 4.00%
386,000	Lam Research Corp.*		14,660,280
423,999	Nanometrics, Inc.*		6,147,985
2,147,600	Teradyne, Inc.*	(a)	23,645,076

			44,453,341

	Transactional Software – 2.02%
643,300	VeriFone Systems, Inc.*	(a)	22,528,366

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Instruments (Unaudited) (continued)

Shares			September 30, 2011 FairValue

	Common Stock – (continued)
	United States – (continued)
	Wireless Equipment – 2.50%
1,329,345	Aruba Networks, Inc.*	(a)	$27,796,604

	Total United States (Cost $812,039,521)		$799,779,910

	Bermuda – 4.71%
	Semiconductor Components - Integrated Circuits – 4.71%
3,608,518	Marvell Technology Group, Ltd.*	(a)	52,431,766

	Total Bermuda (Cost $58,634,613)		$52,431,766

	China – 19.95%
	Advertising Sales – 2.68%
1,778,300	Focus Media Holdings, Ltd. - Sponsored ADR*	(a)	29,857,657

	B2B / E-Commerce – 0.17%
405,314	Chinacache International Holdings, Ltd. - Sponsored ADR*	(a)	1,840,126

	Consulting Services – 0.46%
779,784	iSoftStone Holdings, Ltd. - Sponsored ADS*	(a)	5,060,798

	Entertainment Software – 0.32%
892,300	Shanda Games, Ltd. - Sponsored ADR*		3,542,431

	Hotels & Motels – 0.55%
479,500	7 Days Group Holdings, Ltd. - Sponsored ADR*		6,070,470

	Internet Content - Entertainment – 2.76%
792,200	Netease.com, Inc. - Sponsored ADR*	(a)	30,230,352
77,500	Taomee Holdings, Ltd. - Sponsored ADR*		455,700

			30,686,052

	Real Estate Management / Services – 0.41%
790,643	E-House China Holdings, Ltd. - Sponsored ADR	(a)	4,577,823

	Real Estate Operations / Development – 1.26%
10,662,711	Longfor Properties Co., Ltd.		10,710,969
20,333,000	Powerlong Real Estate Holdings, Ltd.		3,343,227

			14,054,196

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Instruments (Unaudited) (continued)

Shares			September 30, 2011 FairValue

	Common Stock – (continued)
	China – (continued)
	Retail - Hypermarkets – 0.48%
5,149,500	Sun Art Retail Group, Ltd.*		$5,358,022

	Retail - Regional Department Stores – 2.98%
16,126,303	Golden Eagle Retail Group, Ltd.		33,144,326

	Retail - Restaurants – 1.68%
16,203,037	Ajisen China Holdings, Ltd.		18,732,396

	Schools – 2.70%
1,308,764	New Oriental Education & Technology Group, Inc. - Sponsored ADR*		30,062,309

	Web Portals / ISP – 3.50%
364,500	Baidu, Inc. - Sponsored ADR*		38,968,695

	Total China (Cost $285,337,879)		$221,955,301

	Hong Kong – 5.43%
	Agricultural Operations – 1.26%
2,374,415	Le Gaga Holdings, Ltd. - Sponsored ADR*	(a)	13,985,304

	Alternative Waste Technology – 0.83%
38,790,633	China Everbright International, Ltd.		9,168,517

	Lottery Services – 0.14%
26,075,000	REXLot Holdings, Ltd.		1,574,261

	Metal Processors & Fabrication – 0.35%
15,392,000	Eva Precision Industrial Holdings, Ltd.		3,875,302

	Retail - Apparel / Shoes – 2.30%
32,062,637	Trinity, Ltd.		25,617,929

	Retail - Jewelry – 0.55%
2,804,000	Chow Sang Sang Holdings International, Ltd.		6,130,444

	Total Hong Kong (Cost $63,769,492)		$60,351,757

	Israel – 0.47%
	Networking Products – 0.40%
133,500	EZchip Semiconductor, Ltd.*		4,434,870

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Portfolio Investments (Unaudited) (concluded)

Shares			September 30, 2011 FairValue

	Common Stock – (continued)
	Israel – (continued)
	Telecommunication Equipment – 0.07%
250,100	AudioCodes, Ltd.*		$780,312

	Total Israel (Cost $6,165,575)		$5,215,182

	Netherlands – 0.79%
	Computer Data Security – 0.79%
184,151	Gemalto NV		8,841,633

	Total Netherlands (Cost $9,020,515)		$8,841,633

	Singapore – 2.84%
	Electronic Components - Semiconductors – 2.84%
963,061	Avago Technologies, Ltd.	(a)	31,559,509

	Total Singapore (Cost $27,320,924)		$31,559,509

	Total Common Stock (Cost $1,262,288,519)		$1,180,135,058

	Total Investments in Securities (Cost $1,262,288,519) – 106.08%		$1,180,135,058

	Other Liabilities In Excess of Assets – (6.08%)		(67,601,634)

	Net Assets – 100.00%		$1,112,533,424

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

*	Non-income producing security.

**

Includes $175,496,688 invested in a BNY Mellon Money Market Account, which is 15.77% of net assets and foreign currency with a U.S. Dollar value $2,020,510 held in BNY Mellon Money Market Accounts, which are 0.18% of net assets.

At December 31, 2010, the aggregate cost for Federal income tax purposes of portfolio investments and securities sold, not yet purchased was $863,722,137 and $414,298,191, respectively.

For Federal income tax purposes, at December 31, 2010, accumulated net unrealized gain on portfolio investments and securities sold, not yet purchased was $129,486,820, consisting of $207,531,152 gross unrealized gain and $78,044,332 gross unrealized loss.

ADR	American Depository Receipt

ADS	American Depository Share

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited)

Shares		September 30, 2011 FairValue

	Securities Sold, Not Yet Purchased – 51.59%
	Common Stock – 51.59%
	United States – 30.69%
	Advanced Materials / Products – 0.20%
273,400	STR Holdings, Inc.	$2,217,274

	Cable / Satellite Television – 1.06%
187,600	Time Warner Cable, Inc.	11,756,892

	Cruise Lines – 1.48%
354,100	Carnival Corp.	10,729,230
267,000	Royal Caribbean Cruises, Ltd.	5,777,880

		16,507,110

	Data Processing / Management – 0.59%
216,000	Pegasystems, Inc.	6,611,760

	Dialysis Centers – 0.32%
56,500	DaVita, Inc.	3,540,855

	Electric - Integrated – 3.57%
337,511	Consolidated Edison, Inc.	19,244,877
278,300	Northeast Utilities	9,364,795
354,200	Wisconsin Energy Corp.	11,082,918

		39,692,590

	Electronic Components - Semiconductors – 4.06%
405,900	Cree, Inc.	10,545,282
561,200	Microchip Technology, Inc.	17,458,932
644,400	Texas Instruments, Inc.	17,173,260

		45,177,474

	Electronic Connectors – 1.28%
349,500	Amphenol Corp., Class A	14,249,115

	Electronic Forms – 1.22%
562,100	Adobe Systems, Inc.	13,585,957

	Enterprise Software / Services – 0.71%
192,000	Informatica Corp.	7,862,400

	Finance - Credit Card – 0.28%
135,600	Discover Financial Services	3,110,664

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2011 FairValue

	Common Stock – (continued)
	United States – (continued)
	Food - Retail – 2.31%
735,300	Safeway, Inc.	$12,228,039
974,400	SUPERVALU, Inc.	6,489,504
316,300	The Kroger Co.	6,945,948

		25,663,491

	Human Resources – 0.27%
415,200	Monster Worldwide, Inc.	2,981,136

	Internet Content - Information / Network – 0.09%
134,620	Dice Holdings, Inc.	1,052,729

	Office Automation & Equipment – 0.22%
128,700	Pitney Bowes, Inc.	2,419,560

	Recreational Centers – 1.05%
316,500	Life Time Fitness, Inc.	11,663,025

	REITS - Apartments – 0.92%
90,300	AvalonBay Communities, Inc.	10,298,715

	REITS - Diversified – 1.73%
100,600	Vornado Realty Trust	7,506,772
751,900	Weyerhaeuser Co.	11,692,045

		19,198,817

	REITS - Office Property – 1.11%
138,200	Boston Properties, Inc.	12,313,620

	Rental Auto / Equipment – 1.38%
405,400	Hertz Global Holdings, Inc.	3,608,060
190,000	Rent-A-Center, Inc.	5,215,500
387,500	United Rentals, Inc.	6,525,500

		15,349,060

	Retail - Apparel / Shoes – 1.93%
227,500	Buckle, Inc. (The)	8,749,650
571,400	Urban Outfitters, Inc.	12,753,648

		21,503,298

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2011 FairValue

	Common Stock – (continued)
	United States – (continued)
	Retail - Computer Equipment – 0.82%
397,300	GameStop Corp., Class A	$9,177,630

	Semiconductor Components - Integrated Circuits – 1.39%
177,245	Atmel Corp.	1,430,367
537,200	Cypress Semiconductor Corp.	8,041,884
216,700	Linear Technology Corp.	5,991,755

		15,464,006

	Semiconductor Equipment – 1.17%
258,000	Cabot Microelectronics Corp.	8,872,620
170,300	Veeco Instruments, Inc.	4,155,320

		13,027,940

	Super-Regional Banks - U.S. – 0.86%
406,600	US Bancorp	9,571,364

	Telecommunication Equipment – 0.67%
262,011	Plantronics, Inc.	7,454,213

	Total United States (Proceeds $366,401,820)	$341,450,695

	China – 4.20%
	Airlines – 0.12%
1,562,000	China Eastern Airlines Corp., Ltd., Class H	497,608
1,804,000	China Southern Airlines Co., Ltd., Class H	852,783

		1,350,391

	Automobile / Truck Parts & Equipment - Replacement – 0.28%
681,000	Weichai Power Co., Ltd., Class H	3,136,106

	Electric - Generation – 0.27%
11,664,482	Datang International Power Generation Co., Ltd., Class H	2,996,745

	Metal - Aluminum – 0.33%
3,040,000	Aluminum Corp of China, Ltd., Class H	1,358,962
214,600	Aluminum Corp of China, Ltd. - Sponsored ADR	2,240,424

		3,599,386

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2011 FairValue

	Common Stock – (continued)
	China – (continued)
	Metal Processors & Fabrication – 0.25%
8,059,200	China Zhongwang Holdings, Ltd.	$2,795,182

	Real Estate Operations / Development – 1.38%
6,012,000	Agile Property Holdings, Ltd.	3,977,229
7,524,000	Country Garden Holdings Co., Ltd.	2,106,976
10,111,200	Guangzhou R&F Properties Co., Ltd., Class H	7,559,274
5,422,526	Sino-Ocean Land Holdings, Ltd.	1,748,356

		15,391,835

	Semiconductor Components - Integrated Circuits – 0.02%
77,100	Semiconductor Manufacturing International Corp. - Sponsored ADR	179,643

	Steel - Producers – 0.32%
6,658,000	Angang Steel Co., Ltd., Class H	3,523,671

	Telecommunication Equipment – 0.14%
2,955,000	Foxconn International Holdings, Ltd.	1,548,717

	Web Portals / ISP – 1.09%
169,500	Sina Corp.	12,137,895

	Total China (Proceeds $76,140,946)	$46,659,571

	Germany – 1.43%
	Airlines – 0.48%
406,584	Deutsche Lufthansa AG	5,322,056

	Power Conversion / Supply Equipment – 0.37%
77,371	SMA Solar Technology AG	4,086,965

	Semiconductor Equipment – 0.58%
443,335	Aixtron AG	6,525,233

	Total Germany (Proceeds $28,086,185)	$15,934,254

	Hong Kong – 1.60%
	Airlines – 0.16%
1,061,000	Cathay Pacific Airways, Ltd.	1,744,535

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2011 FairValue

	Common Stock – (continued)
	Hong Kong – (continued)
	Airport Development / Maintenance – 0.30%
8,328,000	Beijing Capital International Airport Co., Ltd., Class H	$3,380,510

	Auto - Cars / Light Trucks – 0.21%
10,415,000	Geely Automobile Holdings, Ltd.	2,341,271

	Diversified Operations – 0.90%
1,327,000	Hutchinson Whampoa, Ltd.	9,963,452

	Energy - Alternate Sources – 0.03%
1,288,000	GCL-Poly Energy Holdings, Ltd.	342,484

	Total Hong Kong (Proceeds $25,558,006)	$17,772,252

	India – 0.99%
	Computer Services – 0.99%
135,500	Infosys, Ltd. - Sponsored ADR	6,919,985
441,351	Wipro, Ltd. - Sponsored ADR	4,082,497

		11,002,482

	Total India (Proceeds $12,780,150)	$11,002,482

	Japan – 7.62%
	Audio / Video Products – 2.14%
1,377,512	Panasonic Corp.	13,475,368
1,220,000	Sharp Corp.	10,383,352

		23,858,720

	Auto - Cars / Light Trucks – 1.96%
203,300	Honda Motor Co., Ltd.	6,063,875
230,500	Toyota Motor Corp. - Sponsored ADR	15,733,930

		21,797,805

	Building Products - Doors and Windows – 0.44%
493,000	Asahi Glass Co., Ltd.	4,873,891

	Computers - Memory Devices – 0.45%
141,200	TDK Corp.	5,006,661

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (continued)

Shares		September 30, 2011 FairValue

	Common Stock – (continued)
	Japan – (continued)
	Electronic Components - Miscellaneous – 0.78%
158,700	Murata Manufacturing Co., Ltd.	$8,699,164

	Office Automation & Equipment – 0.79%
1,030,000	Ricoh Co., Ltd.	8,739,546

	Photo Equipment & Supplies – 1.06%
499,700	FUJIFILM Holdings Corp.	11,766,841

	Total Japan (Proceeds $102,645,463)	$84,742,628

	Netherlands – 2.02%
	Printing - Commercial – 0.77%
316,346	VistaPrint NV	8,550,832

	Semiconductor Components - Integrated Circuits – 0.53%
418,000	NXP Semiconductor NV	5,902,160

	Semiconductor Equipment – 0.72%
231,685	ASML Holding NV	8,002,400

	Total Netherlands (Proceeds $22,829,055)	$22,455,392

	Singapore – 0.69%
	Airlines – 0.69%
880,000	Singapore Airlines, Ltd.	7,718,826

	Total Singapore (Proceeds $8,413,598)	$7,718,826

	Switzerland – 0.79%
	Computers - Peripheral Equipment – 0.79%
1,130,452	Logitech International SA	8,828,830

	Total Switzerland (Proceeds $17,184,768)	$8,828,830

	Taiwan – 1.56%
	Electronic Components - Miscellaneous – 0.06%
181,400	AU Optronics Corp. - Sponsored ADR	718,344

	Semiconductor Components - Integrated Circuits – 1.50%
877,981	Advanced Semiconductor Engineering, Inc., - Sponsored ADR	3,705,080

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Securities Sold, Not Yet Purchased (Unaudited) (concluded)

Shares		September 30, 2011 FairValue

	Common Stock – (continued)
	Taiwan – (continued)
	Semiconductor Components - Integrated Circuits (continued)
1,450,937	Siliconware Precision Industries Co. - Sponsored ADR	$6,935,479
3,161,800	United Microelectronics Corp. - Sponsored ADR	6,039,038

		16,679,597

	Total Taiwan (Proceeds $21,691,362)	$17,397,941

	Total Securities Sold, Not Yet Purchased (Proceeds $681,731,353)	$573,962,871

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited)

Notional Amount	Maturity Date		September 30, 2011 Unrealized Gain/(Loss)

	Swap Contracts - (0.74%)
	Total Return Swap Contracts - Long - (0.28%)
	Building & Construction - Miscellaneous - 0.02%
$7,408,701	11/14/2012	Multiplan Empreendimentos Imobilarios SA	$184,804

Agreement with Morgan Stanley, dated 11/08/2010 to receive the total return of the shares of Multiplan Empreendimentos Imobilarios SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Chemicals - Specialty - 0.07%
3,089,350	12/29/2011	TechnoSemiChem Co., Ltd.	469,840

Agreement with Morgan Stanley, dated 02/23/2011 to receive the total return of the shares of TechnoSemiChem Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate Rate plus 1.25%.

2,173,351	3/29/2012	TechnoSemiChem Co., Ltd.	330,600

Agreement with Morgan Stanley, dated 04/25/2011 to receive the total return of the shares of TechnoSemiChem Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate Rate plus 1.25%.

			800,440

	E-Commerce/Services - 0.00%
6,200,722	12/20/2012	Rakuten, Inc.	50,018

Agreement with Morgan Stanley, dated 04/14/2009 to receive the total return of the shares of Rakuten, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

	Real Estate Operations / Development - (0.01%)
2,337,836	11/14/2012	Iguatemi Empresa de Shopping Centers SA	(75,973)

Agreement with Morgan Stanley, dated 11/12/2010 to receive the total return of the shares of Iguatemi Empresa de Shopping Centers SA in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.65%.

	Retail - Restaurants - 0.09%
16,921,279	1/24/2013	Gourmet Master Co., Ltd.	1,006,724

Agreement with Morgan Stanley, dated 11/22/2010 to receive the total return of the shares of Gourmet Master Co., Ltd. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.25%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2011 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Long - (continued)
	Semiconductor Components - Integrated Circuits - (0.29%)
$53,134,461	5/31/2013	QUALCOMM, Inc.	$(3,236,644)

Agreement with Morgan Stanley, dated 05/27/2011 to receive the total return of the shares of QUALCOMM, Inc. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

	Web Portals / ISP - (0.16%)
75,939,072	5/31/2013	Google, Inc., Class A	(3,519,958)

Agreement with Morgan Stanley, dated 07/8/2011 to receive the total return of the shares of Google, Inc., Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

30,271,592	3/29/2012	NHN Corp.	1,480,349

Agreement with Morgan Stanley, dated 03/26/2010 to receive the total return of the shares of NHN Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate Rate plus 0.79%.

4,661,265	12/29/2011	NHN Corp.	227,872

Agreement with Morgan Stanley, dated 08/1/2011 to receive the total return of the shares of NHN Corp. in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate Rate plus 0.90%.

			(1,811,737)

	Total Long Swap Contracts		$(3,082,368)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2011 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (0.46%)
	Airlines - (0.01%)
$1,454,652	1/24/2013	China Airlines, Ltd.	$(89,087)

Agreement with Morgan Stanley, dated 05/16/2011 to deliver the total return of the shares of China Airlines, Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.50%.

	Capacitors - 0.01%
2,424,846	12/20/2012	Nippon Chemi-Con Corp.	(39,642)

Agreement with Morgan Stanley, dated 09/16/2010 to deliver the total return of the shares of Nippon Chemi-Con Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

8,578,910	12/20/2012	Taiyo Yuden Co., Ltd.	151,329

Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Taiyo Yuden Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.46%.

			111,687

	Chemicals - Diversified - (0.01%)
3,026,247	12/20/2012	Hitachi Chemical Co., Ltd.	(77,379)

Agreement with Morgan Stanley, dated 08/29/2011 to deliver the total return of the shares of Hitachi Chemical Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

9,474,667	12/20/2012	Nitto Denko Corp.	55,452

Agreement with Morgan Stanley, dated 08/3/2011 to deliver the total return of the shares of Nitto Denko Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

5,725,115	12/20/2012	Shin-Etsu Chemical Co., Ltd.	(121,427)

Agreement with Morgan Stanley, dated 09/22/2011 to deliver the total return of the shares of Shin-Etsu Chemical Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			(143,354)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2011 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Computers - (0.01%)
$3,509,536	1/24/2013	Acer, Inc.	$(282,051)

Agreement with Morgan Stanley, dated 06/18/2009 to deliver the total return of the shares of Acer, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.20%.

4,929,010	1/24/2013	Compal Electronics, Inc.	318,050

Agreement with Morgan Stanley, dated 03/29/2011 to deliver the total return of the shares of Compal Electronics, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.25%.

1,966,127	1/24/2013	Wistron Corp.	(138,691)

Agreement with Morgan Stanley, dated 04/25/2011 to deliver the total return of the shares of Wistron Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.39%.

			(102,692)

	Computers - Peripheral Equipment (0.01%)
1,713,190	1/24/2013	Chicony Electronics Co., Ltd.	(98,315)

Agreement with Morgan Stanley, dated 04/20/2011 to deliver the total return of the shares of Chicony Electronics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.50%.

3,557,211	1/24/2013	Chimei Innolux Corp.	36,895

Agreement with Morgan Stanley, dated 03/18/2010 to deliver the total return of the shares of Chimei Innolux Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.07%.

322,621	1/24/2013	HannsTouch Solution, Inc.	15,392

Agreement with Morgan Stanley, dated 11/23/2010 to deliver the total return of the shares of HannsTouch Solution, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.50%.

			(46,028)

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2011 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Electric Products - Miscellaneous - (0.04%)
$7,338,447	12/20/2012	Casio Computer Co., Ltd.	$(533,896)

Agreement with Morgan Stanley, dated 05/15/2009 to deliver the total return of the shares of Casio Computer Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.45%.

912,142	12/20/2012	Funai Electric Co., Ltd.	62,646

Agreement with Morgan Stanley, dated 12/28/2010 to deliver the total return of the shares of Funai Electric Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.76%.

			(471,250)

	Electronic Components - Miscellaneous - (0.16%)
8,631,869	12/20/2012	Dainippon Screen Manufacturing Co., Ltd.	(210,995)

Agreement with Morgan Stanley, dated 08/02/2011 to deliver the total return of the shares of Dainippon Screen Manufacturing Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

11,936,627	12/20/2012	Nippon Electric Glass Co., Ltd.	(1,049,011)

Agreement with Morgan Stanley, dated 07/19/2011 to deliver the total return of the shares of Nippon Electric Glass Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

10,435,408	12/29/2011	Samsung Electro-Mechanics Co., Ltd.	(245,895)

Agreement with Morgan Stanley, dated 08/6/2010 to deliver the total return of the shares of Samsung Electro-Mechanics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.10%.

6,974,941	12/20/2012	Toshiba Corp.	(427,928)

Agreement with Morgan Stanley, dated 08/18/2011 to deliver the total return of the shares of Toshiba Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2011 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Electronic Components - Miscellaneous (continued)
$397,135	1/24/2013	TPK Holding Co., Ltd.	$(13,220)

Agreement with Morgan Stanley, dated 09/28/2011 to deliver the total return of the shares of TPK Holding Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 20.00%.

1,755,855	1/24/2013	Wintek Corp.	139,881

Agreement with Morgan Stanley, dated 09/14/2010 to deliver the total return of the shares of Wintek Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.03%.

			(1,807,168)

	Electronic Components - Semiconductors - (0.09%)
1,022,424	1/24/2013	Epistar Corp.	41,117

Agreement with Morgan Stanley, dated 02/23/2010 to deliver the total return of the shares of Epistar Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.00%.

2,100,960	1/24/2013	Everlight Electronics Co., Ltd.	31,549

Agreement with Morgan Stanley, dated 08/11/2010 to deliver the total return of the shares of Everlight Electronics Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.22%.

14,528,622	1/24/2013	MediaTek, Inc.	(588,173)

Agreement with Morgan Stanley, dated 01/15/2009 to deliver the total return of the shares of MediaTek, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.85%.

6,374,608	12/20/2012	Rohm Co., Ltd.	(371,109)

Agreement with Morgan Stanley, dated 05/16/2011 to deliver the total return of the shares of Rohm Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (continued)

Notional Amount	Maturity Date		September 30, 2011 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Electronic Components - Semiconductors (continued)
$1,884,983	12/20/2012	Shinko Electric Industries Co., Ltd.	$26,695

Agreement with Morgan Stanley, dated 10/29/2009 to deliver the total return of the shares of Shinko Electric Industries Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.69%.

8,312,693	12/20/2012	Sumco Corp.	(157,432)

Agreement with Morgan Stanley, dated 07/15/2011 to deliver the total return of the shares of Sumco Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			(1,017,353)

	Electronic Measurement Instruments (0.02%)
6,234,063	12/20/2012	Advantest Corp.	(258,068)

Agreement with Morgan Stanley, dated 08/26/2011 to deliver the total return of the shares of Advantest Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Finance - Investment Banker / Broker (0.01%)
6,940,340	1/3/2012	Bolsas y Mercados Espanoles SA	(144,660)

Agreement with Morgan Stanley, dated 09/09/2010 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.00%.

679,857	3/29/2012	Bolsas y Mercados Espanoles SA	(14,170)

Agreement with Morgan Stanley, dated 10/5/2010 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.00%.

			(158,830)

	Machinery Tools & Related Products 0.02%
3,378,243	1/3/2012	Sandvik AB	220,892

Agreement with Morgan Stanley, dated 09/26/2011 to deliver the total return of the shares of Sandvik AB in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

Advantage Advisers Xanthus Fund, L.L.C.

Schedule of Swap Contracts (Unaudited) (concluded)

Notional Amount	Maturity Date		September 30, 2011 Unrealized Gain/(Loss)

	Swap Contracts - (continued)
	Total Return Swap Contracts - Short - (continued)
	Machinery - Material Handling (0.01%)
$1,410,875	12/20/2012	Tsugami Corp.	$(96,892)

Agreement with Morgan Stanley, dated 07/20/2010 to deliver the total return of the shares of Tsugami Corp. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.85%.

	Metal Processors & Fabrication (0.05%)
6,808,166	1/24/2013	Catcher Technology Co., Ltd.	(711,461)

Agreement with Morgan Stanley, dated 09/25/2009 to deliver the total return of the shares of Catcher Technology Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.62%.

3,639,537	1/3/2012	SKF AB, Class B	195,418

Agreement with Morgan Stanley, dated 09/26/2011 to deliver the total return of the shares of SKF AB, Class B in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

			(516,043)

	Photo Equipment & Supplies (0.07%)
9,163,641	12/20/2012	Konica Minolta Holdings, Inc.	(764,504)

Agreement with Morgan Stanley, dated 04/13/2011 to deliver the total return of the shares of Konica Minolta Holdings, Inc. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

2,125,207	1/24/2013	Largan Precision Co., Ltd.	(9,050)

Agreement with Morgan Stanley, dated 08/10/2011 to deliver the total return of the shares of Largan Precision Co., Ltd. in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.50%.

			(773,554)

	Total Short Swap Contracts		$(5,147,740)

Advantage Advisers Xanthus Fund, L.L.C.

The following is a summary of the inputs used, as of September 30, 2011, in valuing the Company’s investments at fair value.

Valuation Inputs	Investments in Securities	Securities Sold, Not Yet Purchased	Other Financial Instruments

Level 1 - Quoted Prices
Common Stock	$1,180,135,058	$573,962,871	$—

Level 2 - Other Significant
Observable Inputs
Total Return Swaps	—	—	(8,230,108)

Level 3 - Other Significant
Unobservable Inputs	—	—	—

Total	$1,180,135,058	$573,962,871	$(8,230,108)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advantage Advisers Xanthus Fund, L.L.C.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	11/15/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan McKigney

Bryan McKigney, Principal Executive Officer
(principal executive officer)

Date	11/15/2011

By (Signature and Title)*	/s/ Vineet Bhalla

Vineet Bhalla, Chief Financial Officer
(principal financial officer)

Date	11/15/2011

* Print the name and title of each signing officer under his or her signature.